Schedule of Investments California Municipal Fund Inc.^

(Unaudited) January 31, 2020

Principal Amount		Value
Municipal Notes 161.1%
American Samoa 0.7%
$600,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$647,010

California 140.7%
1,000,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/2027 Pre-Refunded 4/1/2023	1,134,080
	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250,000	Ser. 2016-A, 5.00%, due 10/1/2028	305,538
260,000	Ser. 2016-A, 3.00%, due 10/1/2029	279,505
400,000	Ser. 2016-A, 3.00%, due 10/1/2030	426,340
1,000,000	California Ed. Facs. Au. Rev. (Green Bond- Loyola Marymount Univ.), Ser. 2018-B, 5.00%, due 10/1/2048	1,233,800
1,298,404	California HFA Muni. Cert., Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,532,961
1,000,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/2026	1,103,280
1,000,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/2024	1,001,420
1,000,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/2044	1,067,960	(a)
500,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%, due 7/1/2029	557,995
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
255,000	Ser. 2015-A, 4.50%, due 10/1/2025	273,148
1,115,000	Ser. 2019-A, 5.00%, due 10/1/2049	1,191,667	(a)
1,000,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	1,148,440	(a)
500,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	580,085	(a)
	California Muni. Fin. Au. Rev. (Biola Univ.)
375,000	Ser. 2013, 4.00%, due 10/1/2025	408,698
410,000	Ser. 2013, 4.00%, due 10/1/2026	445,580
455,000	Ser. 2013, 4.00%, due 10/1/2027	492,856
600,000	California Muni. Fin. Au. Rev. (Chevron U.S.A.-Rec. Zone BDS), Ser. 2010-A, 1.12%, due 11/1/2035	600,000	(b)
600,000	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/2026	654,972
	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605,000	Ser. 2014-A, 4.00%, due 1/1/2027	655,227
630,000	Ser. 2014-A, 4.00%, due 1/1/2028	677,981
330,000	Ser. 2014-A, 4.00%, due 1/1/2029	353,598
1,000,000	California Muni. Fin. Au. Spec. Fac. Rev. (United Airlines, Inc., Proj.), Ser. 2019, 4.00%, due 7/15/2029	1,177,510
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Villiage Std. Hsg. Proj.), Ser. 2018, (BAM Insured), 4.00%, due 5/15/2048	2,232,980
400,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	462,200	(a)
1,500,000	California Sch. Fac. Fin. Au. Rev. (Green Dot Pub. Sch. Proj.), Ser. 2018-A, 5.00%, due 8/1/2048	1,778,130	(a)
	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.)
400,000	Ser. 2017-A, 4.00%, due 7/1/2023	435,260	(a)
330,000	Ser. 2014-A, 4.13%, due 7/1/2024	350,965
375,000	Ser. 2017-A, 5.00%, due 7/1/2025	443,280	(a)
130,000	Ser. 2017-A, 5.00%, due 7/1/2027	160,199	(a)
2,195,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/2029	2,329,400

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$15,000	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.)	$16,102
	Ser. 2012-AN, 5.00%, due 12/1/2021
540,000	Ser. 2012-AN, 5.00%, due 12/1/2021	582,541
760,000	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2010-L, 5.00%, due 5/1/2022	767,866
1,500,000	California St. G.O., Ser. 2012, 5.00%, due 2/1/2027	1,623,375
2,000,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/2046	2,290,320
710,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	355,000	(a)(c)
600,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	494,538	(a)
550,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	590,623	(a)
2,000,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	2,195,420	(a)
1,095,000	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/2020	1,098,964
415,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.50%, due 6/1/2031	450,607	(a)
400,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Edu.), Ser. 2016-A, 5.00%, due 6/1/2031	434,568	(a)
1,060,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (New Designs Charter Sch. Administration Campus Proj.), Ser. 2019-A, 5.00%, due 6/1/2050	1,208,156	(a)
445,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A, 5.35%, due 8/1/2024	476,195	(a)
1,200,000	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	1,398,456	(a)
1,325,000	California Statewide CDA Hosp. Rev. (Methodist Hosp. of Southern Proj.), Ser. 2018, 4.25%, due 1/1/2043	1,478,475
720,000	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2026	841,435
500,000	California Statewide CDA Rev. (Loma Linda Univ. Med. Ctr.), Ser. 2018-A, 5.50%, due 12/1/2058	594,100	(a)
700,000	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/2028	807,387
600,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	687,606	(a)
1,500,000	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/2029	1,745,340
1,500,000	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/2041	1,645,830
1,115,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	1,285,104
2,055,000	California Statewide CDA Std. Hsg. Rev. (Univ. of Irvin Campus Apts. Phase IV), Ser. 2017-A, 5.00%, due 5/15/2032	2,501,284
500,000	California Statewide CDA Std. Hsg. Rev. Ref. (Baptist University), Ser. 2017-A, 5.00%, due 11/1/2032	598,355	(a)
100,000	California Statewide CDA Multi-Family Hsg. Rev. (Irvine Apt. Comm. LP), (LOC: Wells Fargo Bank N.A.), Ser. 2001-W-3, 1.25%, due 4/1/2025	100,000	(b)
2,000,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2031	2,526,040
	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
350,000	Ser. 2013-A, 5.00%, due 9/1/2026	396,757
560,000	Ser. 2013-A, 5.00%, due 9/1/2027	633,623
1,365,000	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/2021	1,369,436

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$2,000,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%, due 8/1/2024	$2,261,300
1,250,000	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%, due 9/1/2025	1,483,700
1,500,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., Subser. 2014-B2, 3.50%, due 1/15/2053	1,596,315
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
2,000,000	Ser. 2018-A-1, 5.00%, due 6/1/2047	2,095,580
5,000,000	Ser. 2018-A-2, 5.00%, due 6/1/2047	5,238,950
1,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,317,790
1,000,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/2026	1,198,520
	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
150,000	Ser. 2013, 4.00%, due 9/1/2023	166,517
300,000	Ser. 2013, 4.00%, due 9/1/2024	332,472
450,000	Ser. 2013, 4.00%, due 9/1/2025	498,037
645,000	Ser. 2013, 3.50%, due 9/1/2026	700,644
690,000	Ser. 2013, 3.63%, due 9/1/2027	750,520
680,000	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/2024	806,800
	La Verne Cert. of Participation (Brethren Hillcrest Homes)
315,000	Ser. 2014, 5.00%, due 5/15/2026	339,482
500,000	Ser. 2014, 5.00%, due 5/15/2029	535,250
1,105,000	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/2026	1,199,058
2,000,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/2027	2,171,740
1,385,000	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/2029	1,044,359
500,000	Oroville Rev. (Oroville Hosp.), Ser. 2019, 5.25%, due 4/1/2049	599,695
1,490,000	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/2024	1,654,421
1,250,000	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/2039	1,342,975
1,000,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014, (AGM Insured), 5.00%, due 9/1/2027	1,178,090
	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road)
200,000	Ser. 2013, 4.00%, due 9/1/2021	205,954
600,000	Ser. 2013, 5.00%, due 9/1/2025	652,266
	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation)
1,320,000	Ser. 2013-B, 0.00%, due 6/1/2022	1,274,354
1,500,000	Ser. 2013-B, 0.00%, due 6/1/2023	1,424,715
	Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
100,000	Ser. 2017, 4.00%, due 9/1/2029	113,957
200,000	Ser. 2017, 4.00%, due 9/1/2030	226,522
525,000	Ser. 2017, 3.25%, due 9/1/2031	558,868
1,700,000	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Capital Assessment Dist. Number 2), Ser. 2016-A, 5.00%, due 10/1/2047	2,029,919
	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
1,000,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,211,940
400,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	515,704
1,950,000	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	2,435,823
500,000	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017, 5.00%, due 9/1/2047	567,945	(a)
1,000,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/2025	1,012,030
335,000	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/2022	335,516
1,070,000	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/2025	1,122,162
3,000,000	San Mateo Co. Joint Pwr. Fin. Au. Lease Rev. (Capital Proj.), Ser. 2018-A, 4.00%, due 7/15/2052	3,429,240

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
$685,000	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/2029	$795,806
	San Mateo Union High Sch. Dist. G.O. (Election 2010)
105,000	Ser. 2011-A, 0.00%, due 9/1/2025	81,456
895,000	Ser. 2011-A, 0.00%, due 9/1/2025 Pre-Refunded 9/1/2021	696,059
1,390,000	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/2021	1,394,601
	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310,000	Ser. 2013, (BAM Insured), 3.25%, due 6/1/2025	334,524
575,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2026	618,723
325,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2027	347,994
270,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2028	288,050
1,000,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/2027	1,072,300
1,000,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/2026	1,092,590
215,000	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	244,588
1,145,000	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded), Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	1,457,837
2,000,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,269,960
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	603,920
485,000	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/2021	492,648
3,000,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 6.88%, due 8/1/2037	4,305,390
3,500,000	William S.Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/2026	3,215,590
2,250,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	2,429,145	(d)
		124,058,869
Guam 1.2%
1,000,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/2025 Pre-Refunded 7/1/2020	1,018,050

Illinois 1.2%
1,000,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/2023	1,093,450

Kansas 0.6%
500,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	504,265

Louisiana 0.6%
500,000	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	538,580

New Jersey 0.9%
750,000	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	806,265

New York 0.8%
650,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/2034	705,478

North Carolina 0.7%
555,000	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024	581,523

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^

(Unaudited) (cont’d)

Principal Amount		Value
Ohio 4.4%
$3,900,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/2030	$3,919,383

Pennsylvania 2.4%
	Pennsylvania St. Turnpike Commission Rev.
285,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	296,942
305,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	317,779
1,410,000	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	1,469,671
		2,084,392
Puerto Rico 5.8%
1,000,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/2021	1,018,590
3,662,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	4,117,553
		5,136,143
Texas 0.7%
300,000	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	150,000	(a)(c)
450,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	487,985
		637,985
Wisconsin 0.4%
300,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	330,945	(a)
	Total Investments 161.1% (Cost $127,631,189)	142,062,338
	Other Assets Less Liabilities 1.2%	1,091,352
	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of $31,373) (62.3)%	(54,968,627)
	Net Assets Applicable to Common Stockholders 100.0%	$88,185,063

(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2020, these securities amounted to $17,799,735, which represents 20.2% of net assets applicable to common stockholders of the Fund.

(b)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2020.

(c)	Defaulted Security.

(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$142,062,338	$—	$142,062,338
Total Investments	$—	$142,062,338	$—	$142,062,338

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2020

Notes to Schedule of Investments Neuberger Berman California Municipal Fund Inc.

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman California Municipal Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.